UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.73%
	Business Services - 25.23%
944,098	ACI Worldwide, Inc.(a)	$26,123,192
1,011,660	ANSYS, Inc.(a)	144,606,681
2,582,704	Ellie Mae, Inc.(a)(b)	162,271,292
1,638,152	Guidewire Software, Inc.(a)	131,428,935
3,420,919	NIC, Inc.(b)	42,693,069
1,773,640	Paycom Software, Inc.(a)	217,182,218
2,300,438	PROS Holdings, Inc.(a)(b)	72,233,753
1,165,036	Q2 Holdings, Inc.(a)	57,727,534
1,073,976	Tyler Technologies, Inc.(a)	199,566,220

		1,053,832,894

	Consumer Related - 1.78%
1,431,976	Alarm.com Holdings, Inc.(a)	74,276,595

	Industrial Products & Systems - 17.82%
2,202,178	Balchem Corp.(b)	172,540,646
5,383,373	Cognex Corp.	208,175,034
864,645	DMC Global, Inc.(b)	30,366,333
2,087,270	Proto Labs, Inc.(a)(b)	235,423,183
2,944,811	Sun Hydraulics Corp.(b)	97,738,277

		744,243,473

	Information/Knowledge Management - 15.35%
1,019,627	Alteryx, Inc. - Class A(a)	60,637,218
1,838,316	American Software, Inc. - Class A(b)	19,210,402
2,409,354	Blackbaud, Inc.	151,548,367
4,661,503	Manhattan Associates, Inc.(a)(b)	197,507,882
2,656,668	NetScout Systems, Inc.(a)	62,777,065
4,323,754	NextGen Healthcare, Inc.(a)(b)	65,504,873
2,135,069	Vocera Communications, Inc.(a)(b)	84,014,965

		641,200,772

	Medical/Health Care - 32.23%
673,142	ABIOMED, Inc.(a)	218,798,076
835,763	Bio- Techne Corp.	120,951,621
1,751,230	Cantel Medical Corp.	130,379,074
1,719,510	Cardiovascular Systems, Inc.(a)	48,988,840
4,191,280	Endologix, Inc.(a)	3,000,956
1,171,832	Glaukos Corp.(a)	65,821,803
226,964	Incyte Corp.(a)	14,432,641
1,121,990	Inogen, Inc.(a)(b)	139,317,498
579,678	iRhythm Technologies, Inc.(a)	40,276,027
4,932,378	Ironwood Pharmaceuticals, Inc.(a)	51,099,436
2,223,137	Medidata Solutions, Inc.(a)	149,883,897
2,466,110	Meridian Bioscience, Inc.(b)	42,811,670
2,692,207	Quidel Corp.(a)(b)	131,433,546
2,115,223	Veeva Systems, Inc. - Class A(a)	188,931,718

		1,346,126,803

Shares		Value (Note 1)

COMMON STOCKS - 96.73% (continued)
	Miscellaneous - 4.32%
3,162,963	Neogen Corp.(a)(b)	$180,288,891

Total Common Stocks (Cost $2,333,911,837)		4,039,969,428

SHORT TERM INVESTMENTS - 3.19%
133,347,960	Dreyfus Government Cash Management Institutional Shares, 2.25%(c)	133,347,960

Total Short Term Investments (Cost $133,347,960)		133,347,960

Total Value of Investments (Cost $2,467,259,797) - 99.92%		4,173,317,388
Other Assets in Excess of Liabilities - 0.08%		3,473,270

Net Assets - 100.00%		$4,176,790,658

(a)Non-income producing investment.
(b)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)Represents 7 day effective yield at December 31, 2018.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	25.23%	$1,053,832,894
Cash & Equivalents	3.19%	133,347,960
Consumer Related	1.78%	74,276,595
Industrial Products & Systems	17.82%	744,243,473
Information/Knowledge Management	15.35%	641,200,772
Medical/Health Care	32.23%	1,346,126,803
Miscellaneous	4.32%	180,288,891
Other assets in excess of liabilities	0.08%	3,473,270

Total	100.00%	$4,176,790,658

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.78%
	Australia - 2.38%
6,570	Cochlear, Ltd.	$803,209

	Bermuda - 0.53%
10,700	Invesco, Ltd.	179,118

	Canada - 2.16%
30,185	Canadian Natural Resources, Ltd.	728,314

	Denmark - 5.80%
9,053	Chr Hansen Holding A/S	801,037
25,272	Novo Nordisk A/S – Class B	1,155,303

		1,956,340

	Finland - 1.69%
11,900	Kone OYJ – Class B	567,738

	France - 9.25%
7,418	Dassault Systemes SE	881,364
3,983	EssilorLuxottica SA	504,041
1,926	Ingenico Group SA	109,321
4,229	Ipsen SA	546,801
6,394	Sanofi	554,280
5,128	Societe BIC SA	523,792

		3,119,599

	Germany - 7.10%
19,239	Carl Zeiss Meditec AG	1,505,543
135	Rational AG	76,720
8,141	SAP SE	810,844

		2,393,107

	Hong Kong - 2.99%
859,146	Kingdee International Software Group Co., Ltd.	759,248
172,443	Kingsoft Corp., Ltd.	248,408

		1,007,656

	Ireland - 11.60%
18,048	Avadel Pharmaceuticals PLC(a)(b)	46,564
14,317	DCC PLC	1,092,171
10,375	ICON PLC(a)	1,340,554
11,397	Johnson Controls International PLC	337,921
5,373	Paddy Power Betfair PLC	441,086
402,160	Total Produce PLC	651,996

		3,910,292

	Israel - 3.86%
10,445	Check Point Software Technologies, Ltd.(a)	1,072,179
14,858	Teva Pharmaceutical Industries, Ltd.(a)(b)	229,110

		1,301,289

	Italy - 1.35%
41,664	Azimut Holding SpA	455,120

Shares		Value (Note 1)

COMMON STOCKS - 97.78% (continued)
	Japan - 8.78%
19,100	CyberAgent, Inc.	$739,743
38,710	Mitsubishi Estate Co., Ltd.	610,820
49,833	Rakuten, Inc.	334,630
21,567	Sapporo Holdings, Ltd.	451,194
41,802	Yamaha Motor Co., Ltd.	823,416

		2,959,803

	Mexico - 2.83%
111,094	Fomento Economico Mexicano SAB de CV	955,267

	Netherlands - 7.16%
29,460	QIAGEN NV(a)	1,014,897
23,617	Wolters Kluwer NV	1,397,877

		2,412,774

	South Africa - 1.30%
14,918	Sasol, Ltd.(b)	436,948

	Spain - 2.34%
30,115	Grifols SA	790,148

	Switzerland - 12.44%
214	Chocoladefabriken Lindt & Spruengli AG	1,328,111
421	Givaudan SA	974,866
7,192	Nestle SA	583,906
2,891	Roche Holding AG	715,912
2,020	Swatch Group AG	589,209

		4,192,004

	United Kingdom - 14.22%
118,642	BAE Systems PLC	694,408
22,965	Carnival Corp.	1,132,174
31,356	Diageo PLC	1,117,061
303,935	Man Group PLC	515,237
64,825	RELX PLC	1,335,650

		4,794,530

Total Common Stocks (Cost $28,564,313)		32,963,256

Total Value of Investments (Cost $28,564,313) - 97.78%		32,963,256
Other Assets in Excess of Liabilities - 2.22%		749,366

Net Assets - 100.00%		$33,712,622

(a)Non-income producing investment.
(b)American Depositary Receipt.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Communication Services	2.20%	$739,743
Consumer Discretionary	9.85%	3,320,515
Consumer Staples	15.08%	5,087,535
Energy	3.46%	1,165,262
Financials	3.41%	1,149,475
Health Care	27.32%	9,206,362
Industrials	17.88%	6,026,277
Information Technology	11.51%	3,881,364
Materials	5.26%	1,775,903
Real Estate	1.81%	610,820
Other assets in excess of liabilities	2.22%	749,366

Total	100.00%	$33,712,622

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mid Company Fund
Schedule of Investments
As of December 31, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 99.72%
	Business Services - 21.38%
4,118	Bright Horizons Family Solutions, Inc.(a)	$458,951
4,832	Ellie Mae, Inc.(a)	303,594
5,458	Envestnet, Inc.(a)	268,479
5,267	Equifax, Inc.	490,516
2,360	Jack Henry & Associates, Inc.	298,587
11,243	RealPage, Inc.(a)	541,800
4,263	Tyler Technologies, Inc.(a)	792,151
3,134	Ultimate Software Group, Inc.(a)	767,423

		3,921,501

	Consumer Related - 17.92%
974	Chipotle Mexican Grill, Inc.(a)	420,563
3,961	Expedia, Inc.	446,207
17,911	LKQ Corp.(a)	425,028
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	360,612
1,385	O’Reilly Automotive, Inc.(a)	476,897
5,112	Tractor Supply Co.	426,545
2,414	Ulta Beauty, Inc.(a)	591,044
7,825	Under Armour, Inc. - Class A(a)	138,268

		3,285,164

	Financial Services - 10.49%
7,717	Broadridge Financial Solutions, Inc.	742,761
6,265	Charles Schwab Corp.	260,186
2,560	FleetCor Technologies, Inc.(a)	475,443
4,829	T Rowe Price Group, Inc.	445,813

		1,924,203

	Industrial Products & Systems - 13.52%
12,128	Cognex Corp.	468,990
13,939	Fastenal Co.	728,870
4,010	IPG Photonics Corp.(a)	454,293
1,994	JB Hunt Transport Services, Inc.	185,522
5,405	Quanta Services, Inc.	162,690
8,664	SiteOne Landscape Supply, Inc.(a)	478,859

		2,479,224

	Information/Knowledge Management - 16.73%
2,772	ANSYS, Inc.(a)	396,230
3,883	Autodesk, Inc.(a)	499,393
5,398	Blackbaud, Inc.	339,534
7,088	Guidewire Software, Inc.(a)	568,670
8,189	Manhattan Associates, Inc.(a)	346,968
2,833	MAXIMUS, Inc.	184,400
2,343	Red Hat, Inc.(a)	411,525
2,321	Shopify, Inc. - Class A(a)	321,342

		3,068,062

	Medical/Health Care - 19.68%
1,815	Align Technology, Inc.(a)	380,115

Shares		Value (Note 1)

COMMON STOCKS - 99.72% (continued)
	Medical/Health Care - 19.68% (continued)
5,542	Cerner Corp.(a)	$290,623
1,676	DexCom, Inc.(a)	200,785
3,767	Edwards Lifesciences Corp.(a)	576,991
2,568	Jazz Pharmaceuticals PLC(a)	318,329
7,525	Masimo Corp.(a)	807,959
6,356	Veeva Systems, Inc. - Class A(a)	567,718
5,462	Zoetis, Inc.	467,220

		3,609,740

Total Common Stocks (Cost $15,111,427)		18,287,894

SHORT TERM INVESTMENTS - 0.23%
42,732	Dreyfus Government Cash Management Institutional Shares, 2.25%(b)	42,732

Total Short Term Investments (Cost $42,732)		42,732

Total Value of Investments (Cost $15,154,159) - 99.95%		18,330,626
Other Assets in Excess of Liabilities - 0.05%		9,188

Net Assets - 100.00%		$18,339,814

(a)Non-income producing investment.
(b)Represents 7 day effective yield at December 31, 2018.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	21.38%	$3,921,501
Cash & Equivalents	0.23%	42,732
Consumer Related	17.92%	3,285,164
Financial Services	10.49%	1,924,203
Industrial Products & Systems	13.52%	2,479,224
Information/Knowledge Management	16.73%	3,068,062
Medical/Health Care	19.68%	3,609,740
Other assets in excess of liabilities	0.05%	9,188

Total	100.00%	$18,339,814

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Small Company Fund
Schedule of Investments
As of December 31, 2018 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 90.23%
	Argentina - 3.59%
21,597	MercadoLibre, Inc.	$6,324,681

	Australia - 3.18%
85,760	REA Group, Ltd.	4,468,767
94,241	WiseTech Global, Ltd.	1,121,799

		5,590,566

	Austria - 1.71%
45,874	Schoeller-Bleckmann Oilfield Equipment AG	3,014,325

	Canada - 6.74%
257,965	Descartes Systems Group, Inc.(a)	6,808,145
104,713	Kinaxis, Inc.(a)	5,054,634

		11,862,779

	Denmark - 7.14%
307,339	Ambu A/S - Class B	7,385,757
141,629	NNIT A/S	3,981,652
17,512	SimCorp A/S	1,197,475

		12,564,884

	France - 6.75%
193,790	Albioma SA	4,196,461
132,001	Interparfums SA	5,104,356
124,484	Lectra	2,592,970

		11,893,787

	Germany - 9.13%
361,363	Evotec AG(a)	7,189,662
63,558	STRATEC SE	3,662,926
34,320	Wirecard AG	5,221,982

		16,074,570

	Hong Kong - 3.42%
6,045,000	Kingdee International Software Group Co., Ltd.	5,342,111
454,500	Lifestyle International Holdings, Ltd.	688,381

		6,030,492

	India - 2.99%
87,751	CRISIL, Ltd.	2,028,083
536,793	Emami, Ltd.	3,230,062

		5,258,145

	Ireland - 2.77%
188,583	Avadel Pharmaceuticals PLC(a)(b)	486,544
1,379,647	Datalex PLC	3,762,140
7,612	Paddy Power Betfair PLC	624,892

		4,873,576

Shares		Value (Note 1)

COMMON STOCKS - 90.23% (continued)
	Israel - 7.91%
121,188	CyberArk Software, Ltd.(a)	$8,984,878
87,315	Orbotech, Ltd.(a)	4,936,790

		13,921,668

	Italy - 1.24%
200,087	Azimut Holding SpA	2,185,667

	Japan - 13.71%
267,404	Hiday Hidaka Corp.	5,316,120
218,000	Kakaku.com, Inc.	3,862,561
348,400	M3, Inc.	4,685,385
91,368	Software Service, Inc.	6,660,557
51,742	Towa Pharmaceutical Co., Ltd.	3,620,830

		24,145,453

	South Africa - 0.87%
225,390	Famous Brands, Ltd.(a)	1,531,164

	Switzerland - 1.00%
2,911	Partners Group Holding AG	1,765,140

	United Kingdom - 18.08%
428,205	Abcam PLC	5,949,119
214,370	Dechra Pharmaceuticals PLC	5,655,991
47,703	GW Pharmaceuticals PLC(a)(b)	4,645,795
187,044	Immunodiagnostic Systems Holdings PLC	435,092
235,389	PayPoint PLC	2,427,220
272,820	Playtech PLC	1,338,786
324,922	Rightmove PLC	1,790,146
50,935	Stallergenes Greer PLC(a)	1,651,554
2,348,589	Vectura Group PLC(a)	2,095,460
125,724	Victrex PLC	3,666,474
142,863	Vitec Group PLC	2,171,464

		31,827,101

Total Common Stocks (Cost $174,953,631)		158,863,998

SHORT TERM INVESTMENTS - 11.29%
19,883,946	Dreyfus Government Cash Management Institutional Shares, 2.25%(c)	19,883,946

Total Short Term Investments (Cost $19,883,946)		19,883,946

Total Value of Investments (Cost $194,837,577) - 101.52%		178,747,944
Liabilities in Excess of Other Assets - (1.52)%		(2,677,640)

Net Assets - 100.00%		$176,070,304

(a)Non-income producing investment.
(b)American Depositary Receipt.
(c)Represents 7 day effective yield at December 31, 2018.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	13.96%	$24,572,390
Cash & Equivalents	11.29%	19,883,946
Consumer Related	14.95%	26,329,906
Industrial Products & Systems	8.07%	14,210,559
Information/Knowledge Management	26.56%	46,775,952
Medical/Health Care	21.10%	37,122,739
Miscellaneous	5.59%	9,852,452
Liabilities in excess of other assets	(1.52)%	(2,677,640)

Total	100.00%	$176,070,304

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2018:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$4,039,969,428	$–	$–	$4,039,969,428
Short Term Investments	133,347,960	–	–	133,347,960

Total	$4,173,317,388	$–	$–	$4,173,317,388

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$32,963,256	$–	$–	$32,963,256

Total	$32,963,256	$–	$–	$32,963,256

Mid Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$18,287,894	$–	$–	$18,287,894
Short Term Investments	42,732	–	–	42,732

Total	$18,330,626	$–	$–	$18,330,626

International Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$158,863,998	$–	$–	$158,863,998
Short Term Investments	19,883,946	–	–	19,883,946

Total	$178,747,944	$–	$–	$178,747,944

* See Schedule of Investments for industry/country classifications.

For the period ended December 31, 2018, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2018, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balance as of March 31, 2018	Purchases	Purchases In- Kind	Sales	Liquidation	Share Balance as of December 31, 2018	Market Value as of December 31, 2018	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)

American Software, Inc.	1,837,432	-	884	-	-	1,838,316	$19,210,402	$606,547	$(4,689,615)	$-
Balchem Corp.	2,042,086	428,649	1,174	(269,731)	-	2,202,178	172,540,646	-	(8,132,493)	(2,115,249)
DMC Global, Inc.	864,226	-	419	-	-	864,645	30,366,333	51,879	7,228,845	-
Ellie Mae, Inc.	1,451,030	1,130,738	936	-	-	2,582,704	162,271,292	-	(80,344,298)	-
Inogen, Inc.	1,093,926	51,057	531	(23,524)	-	1,121,990	139,317,498	-	(950,823)	4,704,031
Manhattan Associates, Inc.	4,533,141	438,468	2,414	(312,520)	-	4,661,503	197,507,882	-	6,596,710	(5,331,938)
Meridian Bioscience, Inc.	2,464,906	-	1,204	-	-	2,466,110	42,811,670	924,641	7,789,777	-
Neogen Corp.	3,629,370	-	1,536	(467,943)	-	3,162,963	180,288,891	-	(39,922,328)	11,663,246
NextGen Healthcare Inc*	4,321,657	-	2,097	-	-	4,323,754	65,504,873	-	6,472,210	-
NIC, Inc.	4,253,139	-	2,064	(834,284)	-	3,420,919	42,693,069	954,341	241,334	(2,886,518)
PROS Holdings, Inc.	1,991,740	307,579	1,119	-	-	2,300,438	72,233,753	-	(3,124,979)	-
Proto Labs, Inc.	2,200,654	-	1,069	(114,453)	-	2,087,270	235,423,183	-	(12,343,681)	7,179,521
Quidel Corp.	2,520,402	170,581	1,224	-	-	2,692,207	131,433,546	-	(11,380,951)	-
Sun Hydraulics Corp.	2,420,073	523,310	1,428	-	-	2,944,811	97,738,277	747,873	(58,304,306)	-
Vocera Communications, Inc.	1,618,110	515,926	1,033	-	-	2,135,069	84,014,965	-	33,013,775	-

							$1,673,356,280	$3,285,281	$(157,850,823)	$13,213,093

Abaxis, Inc.	1,282,828	-	326	(609,206)	(673,948)	-	$-	$124,171	$(62,061,857)	$31,747,140
Endologix, Inc.	4,189,227	-	2,053	-	-	4,191,280	3,000,956	-	(14,732,613)	-
Geospace Technologies Corp.	702,420	-	-	(702,420)	-	-	-	-	15,503,015	(14,486,782)
Zoe’s Kitchen, Inc.	1,576,390	-	764	(1,577,154)	-	-	-	-	12,993,648	(15,655,097)

							$3,000,956	$124,171	$(48,297,807)	$1,605,261

GRAND TOTAL							$1,676,357,236	$3,409,452	$(206,148,630)	$14,818,354

*previously Quality Systems, Inc.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer

Date:   February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee Keith A. Lee Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds

Date:   February 28, 2019

By: (Signature and Title)	/s/ Cecil E. Flamer Cecil E. Flamer Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds

Date:   February 28, 2019